Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Schedule of derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	45	–	–	–	45
Cross currency swaps designated in a net investment hedge	19	–	–	(2)	17
Cross currency swaps designated in a cash flow hedge	107	43	–	–	150
Cross currency swaps designated in a fair value hedge[1]	–	43	–	–	43
Forward FX designated in a cash flow hedge[2]	–	8	(3)	–	5
Other derivatives	–	48	(30)	–	18
31 December 2020	171	142	(33)	(2)	278

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	25	–	–	–	25
Cross currency swaps designated in a net investment hedge	62	–	–	(2)	60
Cross currency swaps designated in a cash flow hedge	–	–	–	(43)	(43)
Forward FX designated in a cash flow hedge[2]	–	13	–	–	13
Other derivatives	15	70	(79)	–	6
31 December 2021	102	83	(79)	(45)	61

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	–	1	–	–	1
Cross currency swaps designated in a net investment hedge	55	–	–	(4)	51
Cross currency swaps designated in a cash flow hedge	–	–	–	(160)	(160)
Forward FX designated in a cash flow hedge[2]	–	1	(13)	–	(12)
Other derivatives	19	85	(80)	–	24
31 December 2022	74	87	(93)	(164)	(96)

1	Cross currency swaps designated in a fair value hedge refers to a cross currency interest rate swap that hedges a designated euro 300m portion of our euro 750m 0.875% 2021 Non-callable bond against exposure to movements in the euro:US dollar exchange rate. The swap matured in November 2021 when the related bond matured.
2	Forward FX designated in a cash flow hedge relates to contracts hedging anticipated CNY, EUR, GBP, JPY and SEK transactions occurring in the quarter immediately after the balance sheet date.

Schedule of interest rates on derivative financial instruments

			2022			2021			2020
Derivatives	0.1%	to	4.7%	(0.5)%	to	3.6%	(0.5)%	to	2.4%